Loan Payable Related Party	9 Months Ended
Sep. 30, 2021
Loan Payable Related Party Disclosure [Abstract]
Loan Payable Related Party

NOTE 13 — Loan Payable Related Party

As of September 30, 2021 and December 31, 2020 the balances of notes payable related party were $646,035 and $-0- respectively. Inclusive of Bridge loans ($480,000), Short term loans ($150,000) and accrued interest ($16,035). Bridge Loans bear an annualized of interest rate of 12% through September 1 and 15% thereafter as well as 20% cash on cash Warrant exposure. Warrant exposure is deemed to be immaterial as of September 30, 2021. Americrew intends to conduct a Warrant valuation study prior to yearend and will adjust its intangible assets pursuant to the final valuation report.